LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

11.     LEASES

The Group leases several office buildings to provide employees with comfortable working conditions. Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use	Lease
	assets	liabilities
As of January 1, 2020	111	(100)
Additions	—	—
Remeasurement / modification	81	(80)
Depreciation expense	(67)	—
Interest expense	—	(7)
Payments	—	74
As of December 31, 2020	125	(113)
Additions	—	—
Acquisition of a subsidiary (Note 6)	18	(18)
Depreciation expense	(45)	—
Interest expense	—	(9)
Set-off	—	2
Payments	—	47
As of December 31, 2021	98	(91)

The maturity analysis of lease liabilities based on contractual undiscounted payments is disclosed in Note 22.